Annual Total Returns[BarChart] - Direxion Daily FTSE China Bull 3X Shares - Direxion Daily FTSE China Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(62.57%)	14.75%	60.43%	19.21%	(50.45%)	(15.45%)	130.19%	(48.50%)	28.91%	(8.03%)